Intangible assets, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
14	Intangible assets, net

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2019	1,665	—	2,462	2,310	11,941	—	18,378

Acquisitions of subsidiary (note 3)	—	—	729	—	380	—	1,109
Disposals/write-downs	—	—	—	—	(117)	—	(117)
Amortization	(227)	—	(154)	(429)	—	—	(810)
Exchange rate effect	(284)	—	(562)	(302)	(2,319)	—	(3,467)

At December 31, 2020	1,154	—	2,475	1,579	9,885	—	15,093

Acquisitions (i)	—	—	—	—	—	368	368
Acquisitions of subsidiary (note 3)	1,519	220	—	6,781	12,535	145	21,200
Amortization	(463)	(12)	(394)	(1,100)	—	(37)	(2,006)
Exchange rate effect	(426)	(13)	(134)	404	(822)	(20)	(1,011)

At December 31, 2021	1,784	195	1,947	7,664	21,598	456	33,644

(i)
On August 04, 2021, the Group signed a share purchase agreement to acquire Guava Desenvolvimento De Software LTDA. - ME (“Guava”), which was merged into VTEX BRA on December 15, 2021. The agreement has the primary purpose of obtaining access to Guava’s key employees for the VTEX design and software teams. The value attributed to the assembled workforce intangible asset should include the value of that workforce’s skills.

There were no events or changes in circumstances that indicate that the carrying amount of intangible assets with finite useful life may not be recoverable and therefore no impairment charges were recorded for the years 2021 and 2020.
14.1 Impairment tests for goodwill
In identifying its cash-generating units (“CGUs”), the Group considered the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets (or groups of assets). The group operates in many countries, however, all its operation is centralized in technological platforms where the group provides its services. Those technological platforms are segregated in 3 CGUs and the group manages those platforms as follows:

•
Indeva: it is a segregated platform for physical stores which allows clients to automatize and improve their sales process in their stores. It is a segregated platform from other technological offers from the group.

•
SBM platform: it is a platform for ecommerce which allows clients to create integrated stores to sell their products and manage their sales process with a focus on small and medium businesses. This platform has been managed and operated for a segregated team into the company, with dedicated developers and sales teams.

•
VTEX platform: it is a platform for ecommerce which allows clients to create integrated stores to sell their products and manage their sales process. This platform is segregated from SBM platform and Indeva and focuses on large businesses and or accounts. This platform has also been managed and operated for a segregated team into the company, with dedicated developers and sales teams.

The Group tests whether goodwill has suffered any impairment on an annual basis. For the 2021 and 2020 reporting periods and as of the date of transition of the Group to IFRS, goodwill is monitored by management at the level of CGU.
The recoverable amount of the Group’s CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management. The discount rate applied to cash flow projections is 7.8% (2020 - 10.9% p.a.), and the pre-tax
growth rate applied to perpetuity cash-flow is 2.5% (2020 - 2.5% p.a.)
The key assumptions used in determining the value in use calculation are as follow:

•
Average free cash flow to firm over the forecasted period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.

•
Average annual growth rate applied over the forecasted period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.

•	The discount rate applied to cash flow of 7.8% (2020 - 10.2% p.a.)., was determined based on the risk-free interest rate, the equity risk premium, and industry beta.

•
The perpetuity growth rate of 2.5% (2020 - 2.5% p.a.). was determined based on the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

•	The Group performed its annual impairment test as of December 31, 2021, and 2020, which did not result in the need to recognize impairment losses on the carrying amount of goodwill.